UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CSat Investment Advisory, L.P.
Address: 625 Avis Drive
         Ann Arbor, Michigan  48108

13F File Number:  28-13818

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Cattier
Title:     Manager of the General Partner
Phone:     734.623.1320

Signature, Place, and Date of Signing:

 /s/ John Cattier      Ann Arbor, MI     August 16, 2010
 -----------------    ----------------   ----------------
    [Signature]         [City/State]         [Date]


Report Type (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     $119,111 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMAZON COM INC                 COM              023135106     2902    26568 SH       SOLE                    26568
APPLE INC                      COM              037833100    16195    64386 SH       SOLE                    64386
BARNES & NOBLE INC             COM              067774109      856    66386 SH       SOLE                    66386
BURGER KING HLDGS INC          COM              121208201     2766   164233 SH       SOLE                   164233
CENTERPOINT ENERGY INC         COM              15189T107      484    36769 SH       SOLE                    36769
CLOROX CO DEL                  COM              189054109     3329    53557 SH       SOLE                    53557
DARDEN RESTAURANTS INC         COM              237194105     3402    87578 SH       SOLE                    87578
DISH NETWORK CORP              CL A             25470M109     3699   203816 SH       SOLE                   203816
EXPEDIA INC DEL                COM              30212P105     1344    71572 SH       SOLE                    71572
FEDEX CORP                     COM              31428X106     2294    32724 SH       SOLE                    32724
FORD MTR CO DEL                COM PAR $0.01    345370860     2490   246996 SH       SOLE                   246996
GOOGLE INC                     CL A             38259P508     3195     7180 SH       SOLE                     7180
HANESBRANDS INC                COM              410345102     3101   128914 SH       SOLE                   128914
HERSHEY CO                     COM              427866108     2569    53600 SH       SOLE                    53600
HONDA MOTOR LTD                AMERN SHS        438128308     1710    59479 SH       SOLE                    59479
LOWES COS INC                  COM              548661107     3517   172237 SH       SOLE                   172237
MARRIOTT INTL INC NEW          CL A             571903202     2733    91288 SH       SOLE                    91288
MICROSOFT CORP                 COM              594918104     2030    88236 SH       SOLE                    88236
NETFLIX INC                    COM              64110L106     9507    87500 SH       SOLE                    87500
NIKE INC                       CL B             654106103     2229    32992 SH       SOLE                    32992
NISOURCE INC                   COM              65473P105      711    48990 SH       SOLE                    48990
NORDSTROM INC                  COM              655664100    12143   377229 SH       SOLE                   377229
PEPSICO INC                    COM              713448108     3274    53707 SH       SOLE                    53707
PRICELINE COM INC              COM NEW          741503403     1573     8911 SH       SOLE                     8911
PROGRESSIVE CORP OHIO          COM              743315103     1875   100154 SH       SOLE                   100154
SARA LEE CORP                  COM              803111103     2764   195980 SH       SOLE                   195980
SCHWAB CHARLES CORP NEW        COM              808513105     1741   122832 SH       SOLE                   122832
STAPLES INC                    COM              855030102     2264   118816 SH       SOLE                   118816
STARBUCKS CORP                 COM              855244109     2150    88493 SH       SOLE                    88493
TARGET CORP                    COM              87612E106     2546    51769 SH       SOLE                    51769
TD AMERITRADE HLDG CORP        COM              87236Y108     1972   128854 SH       SOLE                   128854
TJX COS INC NEW                COM              872540109     3282    78240 SH       SOLE                    78240
UNITEDHEALTH GROUP INC         COM              91324P102     2945   103712 SH       SOLE                   103712
WELLS FARGO & CO NEW           COM              949746101     3430   133965 SH       SOLE                   133965
WHIRLPOOL CORP                 COM              963320106     2913    33173 SH       SOLE                    33173
YUM BRANDS INC                 COM              988498101     3176    81334 SH       SOLE                    81334